Exhibit 99.4

Lincoln Abstract & Settlement Services, LLC, (“Lincoln Abstract”) was engaged by Bayview Fund Management LLC as a diligence agent to order and review current owner title search reports for a population of 90 mortgage loans.

Lincoln Abstract performed a review of current owner title search reports to determine whether the mortgage was in proper lien position and whether certain other reported liens had an impact on the priority position of the mortgage. In reviewing the title reports the following information was analyzed:

1.	Lien position of the mortgage;

2.	Number of judgments prior to mortgage;

3.	Dollar amount of judgments prior to mortgage;

4.	Whether mortgage was in a Superlien state;

5.	Whether a potential HOA Lien was reported;

6.	Dollar amount of HOA Lien reported;

7.	Whether a potential Municipal Lien was reported;

8.	Dollar amount of Municipal Lien reported.

If the review of the title search reports of the mortgages revealed that a mortgage was not in 1st lien position, a review of the related title insurance policy was performed to determine whether such title insurance policy took exception to the reported priority lien or judgment.

With respect to these 90 mortgage loans:

1.	As set forth in the title reports, the subject mortgages are in Category 1 or 1st lien position, where the Title/Lien search confirmed the expected lien position, with the exception of:

a.	22 mortgage loans for which potentially superior pre-origination mortgages/liens/judgments were found of record. Of which there were;

i.	16 Category 2 Mortgage Loans which had Clear Title Policies that confirmed the lien insured is in the expected lien position.

ii.	3 Category 3 Mortgage Loans which had Title Policies that were available but did not confirm the lien insured is in the expected lien position.

Mailing	Physical	Contact
PO Box 6761	150 Chestnut Street, 2nd Floor	Phone: 401-831-3500
Providence, Rhode Island 02940	Providence, Rhode Island 02903	Fax: 401-228-7429
Website: www.lincoln-abstract.com

iii.	3 Category 4 Mortgage Loan which had a Title Policy that was unavailable or deficient and therefore did not confirm the lien insured is in the expected lien position.

2.	As set forth in the title reports, there was 1 mortgage loan for which potentially superior post origination HOA Liens or Municipal Liens were found of record. Of which there were;

a.	0 Mortgage Loans which had potentially superior post origination HOA Liens. The total amount of those HOA Liens is $0.00.

b.	1 Mortgage Loan which had a potentially superior post origination Municipal Lien. The total amount of that Municipal Lien is $507.23.

Mailing	Physical	Contact
PO Box 6761	150 Chestnut Street, 2nd Floor	Phone: 401-831-3500
Providence, Rhode Island 02940	Providence, Rhode Island 02903	Fax: 401-228-7429
Website: www.lincoln-abstract.com